CASH, CASH EQUIVALENTS AND RESTRICTED CASH - breakdown of cash and cash equivalents (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	$ 130,203	$ 231,362	$ 372,088
Restricted cash	9,477	11,494	10,310
US dollar
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	112,957	211,253	368,115
Singapore dollar
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	3,131	2,234	2,829
Chinese renminbi
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	762	2,484	37
Norwegian krone
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	12,069	12,589	1,104
Euro
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	1,257	2,791	$ 3
Hong Kong, Dollars
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	$ 7	$ 11